Property, plant and equipment - Property, plant and equipment - owned assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,638
Assets available for use		€ 0
Reclassifications	12	(2)
Property, plant and equipment at end of period	2,483	2,638
Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,718
Additions other than through business combinations, property, plant and equipment	433	494
Assets available for use	(8)	(6)
Depreciation, property, plant and equipment	420	447
Impairment loss recognised in profit or loss, property, plant and equipment	45	42
Decrease through classified as held for sale, property, plant and equipment	46	3
Reclassifications	(6)	29
Increase (decrease) through net exchange differences, property, plant and equipment	(62)	50
Increase (decrease) in property, plant and equipment	(154)	78
Property, plant and equipment at end of period	1,565	1,718
Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,718	1,641
Property, plant and equipment at end of period	1,565	1,718
Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,676	4,273
Property, plant and equipment at end of period	4,521	4,676
Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,958)	(2,632)
Property, plant and equipment at end of period	(2,957)	(2,958)
Land and buildings [member] | Owned [member]
Property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	1	1
Assets available for use	20	34
Depreciation, property, plant and equipment	56	56
Impairment loss recognised in profit or loss, property, plant and equipment	5	3
Decrease through classified as held for sale, property, plant and equipment	1	3
Reclassifications	15	18
Increase (decrease) through net exchange differences, property, plant and equipment	(14)	16
Increase (decrease) in property, plant and equipment	(39)	8
Land and buildings [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	514	506
Property, plant and equipment at end of period	476	514
Land and buildings [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,135	1,097
Property, plant and equipment at end of period	1,114	1,135
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(621)	(591)
Property, plant and equipment at end of period	(638)	(621)
Machinery [member] | Owned [member]
Property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	115	102
Assets available for use	90	69
Depreciation, property, plant and equipment	196	215
Impairment loss recognised in profit or loss, property, plant and equipment	23	20
Decrease through classified as held for sale, property, plant and equipment	1
Reclassifications	2	14
Increase (decrease) through net exchange differences, property, plant and equipment	(22)	26
Increase (decrease) in property, plant and equipment	(35)	(23)
Machinery [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	488	511
Property, plant and equipment at end of period	453	488
Machinery [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,779	1,585
Property, plant and equipment at end of period	1,731	1,779
Machinery [member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,291)	(1,074)
Property, plant and equipment at end of period	(1,278)	(1,291)
Other equipment [Member] | Owned [member]
Property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	77	77
Assets available for use	144	111
Depreciation, property, plant and equipment	167	176
Impairment loss recognised in profit or loss, property, plant and equipment	17	18
Decrease through classified as held for sale, property, plant and equipment	45	0
Reclassifications	(17)	(5)
Increase (decrease) through net exchange differences, property, plant and equipment	(19)	2
Increase (decrease) in property, plant and equipment	(45)	(8)
Other equipment [Member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	408	415
Property, plant and equipment at end of period	363	408
Other equipment [Member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,454	1,382
Property, plant and equipment at end of period	1,404	1,454
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,046)	(967)
Property, plant and equipment at end of period	(1,041)	(1,046)
Construction in progress [member] | Owned [member]
Property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	239	314
Assets available for use	(262)	(220)
Depreciation, property, plant and equipment		0
Impairment loss recognised in profit or loss, property, plant and equipment	0	1
Reclassifications	(5)	2
Increase (decrease) through net exchange differences, property, plant and equipment	(7)	5
Increase (decrease) in property, plant and equipment	(35)	100
Construction in progress [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	309	208
Property, plant and equipment at end of period	274	309
Construction in progress [member] | Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	309	208
Property, plant and equipment at end of period	€ 274	€ 309